Restructuring and Merger and Acquisition-Related Costs (Rollforward) (Details) - USD ($) $ in Millions	12 Months Ended		36 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	$ 39	$ 31
Charges	63	30
Settlements	(32)	(22)	$ (68)
Restructuring reserve, ending balance	70	39	70
Operating Segments [Member] | Entertainment [Member]
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	20	19
Charges	44	16
Settlements	(18)	(15)
Restructuring reserve, ending balance	46	20	46
Operating Segments [Member] | Cable Networks [Member]
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	4	0
Charges	0	4
Settlements	(3)	0
Restructuring reserve, ending balance	1	4	1
Operating Segments [Member] | Publishing [Member]
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	1	0
Charges	5	1
Settlements	(3)	0
Restructuring reserve, ending balance	3	1	3
Operating Segments [Member] | Local Media [Member]
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	12	11
Charges	12	6
Settlements	(7)	(5)
Restructuring reserve, ending balance	17	12	17
Corporate [Member]
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	2	1
Charges	2	3
Settlements	(1)	(2)
Restructuring reserve, ending balance	$ 3	$ 2	$ 3